Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 557,342	₩ 326,157
Less: non-current	(556,147)	(326,157)
Current	1,195
Equity Instruments Listed [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	6,738	8,861
Equity Instruments Unlisted [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	543,518	310,387
Debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 7,086	₩ 6,909